Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report	12 Months Ended
Dec. 31, 2024
Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report [Abstract]
Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

Note 12 — Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

On March 31, 2025, the Company entered into Amendment No. 3 to Amended and Restated Agreement and Plan of Merger, dated as of November 6, 2024, as amended by Amendment No. 1 to Amended and Restated Agreement and Plan of Merger, dated November 11, 2024 and Amendment No. 2 to Amended and Restated Agreement and Plan of Merger, dated February 10, 2025, by and among the WTMA, WTMA Merger Subsidiary LLC, a Delaware limited liability company and a direct wholly-owned subsidiary of WTMA, and Evolution Metals LLC, a Delaware limited liability company, which amended and restated that certain Agreement and Plan of Merger, dated as of April 1, 2024.

Subsequent to year end, as part of the series of transactions contemplated by the Business Combination, the Company entered into an Amended and Restated Agreement and Plan of Merger, by and among the Company, Critical Mineral Recovery, Inc., a Missouri corporation, and the other parties thereto, pursuant to which CMR will be merged out of existence and into a wholly owned subsidiary of the Company.

On March 31, 2025, the Company issued a promissory note (the “Working Capital Note 10”) in the principal amount of $474,490 to the Sponsor in exchange for cash.

On June 11, 2025, the Company entered into Amendment No. 4 to Amended and Restated Agreement and Plan of Merger, dated as of November 6, 2024, as amended by Amendment No. 1 to Amended and Restated Agreement and Plan of Merger, dated November 11, 2024, Amendment No. 2 to Amended and Restated Agreement and Plan of Merger, dated February 10, 2025, and Amendment No. 3 to Amended and Restated Agreement and Plan of Merger, dated March 31, 2025, by and among the WTMA, WTMA Merger Subsidiary LLC, a Delaware limited liability company and a direct wholly-owned subsidiary of WTMA, and Evolution Metals LLC, a Delaware limited liability company, which amended and restated that certain Agreement and Plan of Merger, dated as of April 1, 2024.

On June 26, 2025, the Company held a special meeting of its stockholders (the “June 2025 Extension Special Meeting”). The stockholders approved the proposal to amend (the “June 2025 Charter Amendment”) the Company’s charter by allowing the Company to extend the Combination Period with a target for up to an additional three months, from June 30, 2025, to up to September 30, 2025 and proposal to amend the Trust Agreement, allowing the Company to extend the Combination Period for up to an additional three months, from June 30, 2025, to up to September 30, 2025 (the “June 2025 Trust Amendment” and, together with the June Charter Amendment, the “June 2025 Extensions”). In connection with the votes to approve the June 2025 Extension at the June 2025 Extension Special Meeting, the holders of 518,102 shares of common stock of the Company properly exercised their right to redeem their shares for cash at a redemption price of $11.31 per share, for an aggregate redemption amount of $5.86 million, leaving approximately $6.38 million in the trust account, based on the approximately $12.24 million held in the trust account as of June 26, 2025. The amount due to the redeeming stockholders was subsequently disbursed on July 7, 2025.

On June 30, 2025, the Company issued a promissory note (the “Working Capital Note 11”) in the principal amount of $286,259 to the Sponsor in exchange for cash.

On July 3, 2025, the Amended and Restated Agreement and Plan of Merger, by and among the Company, Critical Mineral Recovery, Inc., a Missouri corporation, and the other parties thereto, pursuant to which CMR will be merged out of existence and into a wholly owned subsidiary of the Company, was terminated.

On July 21, 2025, the Company entered into Amendment No. 5 to Amended and Restated Agreement and Plan of Merger, dated as of November 6, 2024, as amended by Amendment No. 1 to Amended and Restated Agreement and Plan of Merger, dated November 11, 2024, Amendment No. 2 to Amended and Restated Agreement and Plan of Merger, dated February 10, 2025, Amendment No. 3 to Amended and Restated Agreement and Plan of Merger, dated March 31, 2025, and Amendment No. 4 to Amended and Restated Agreement and Plan of Merger, dated June 11, 2025 by and among the WTMA, WTMA Merger Subsidiary LLC, a Delaware limited liability company and a direct wholly-owned subsidiary of WTMA, and Evolution Metals LLC, a Delaware limited liability company, which amended and restated that certain Agreement and Plan of Merger, dated as of April 1, 2024.